Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Payable and Accrued Liabilities Explanatory [Abstract]
Schedule of accounts payable and accrued liabilities
($000s)	December 31, 2022	December 31, 2021
Trade payables	15,686	10,190
Non-trade payables and accrued expenses	27,270	1,975
	42,956	12,165

1)	Non-trade payables and accrued expenses include $26.3 million of accrued expenses related to construction at KSM.